Schedule of transactions occurred with related parties (Details) (Parentheticals)	12 Months Ended
Jun. 30, 2026 AUD ($)
Connect Simple Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of shares issued	97.96%
Defining Films Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Loans receivable	$ 276,780.24
RELMS Business Services Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Loans receivable	$ 49,100.52